13. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 167,000	$ 163,000